Note 3 - Investment Securities: Held-to-maturity Securities (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Held-to-maturity Securities

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2012

Obligations of states and political subdivisions	$ 33,237,199	$ 1,212,823	$ (43,744)	$ 34,406,278
December 31, 2011

Obligations of states and political subdivisions	$ 36,780,206	$ 1,312,337	$ (2,823)	$ 38,089,720